Derivative Financial Instruments	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Derivative Financial Instruments

25. Derivative Financial Instruments

The fair values of derivative financial instruments are analysed by year of maturity and by accounting designation as follows:

	Fair value hedges €m	Cash flow hedges €m	Net investment hedges €m	Not designated as hedges €m	Total €m
At 31 December 2017
Derivative assets
Within one year - current assets	2	11	19	2	34

Between one and two years	-	1	-	3	4
After five years	26	-	-	-	26
Non-current assets	26	1	-	3	30

Total derivative assets	28	12	19	5	64

Derivative liabilities
Within one year - current liabilities	-	(1)	(10)	-	(11)

After five years	(3)	-	-	-	(3)
Non-current liabilities	(3)	-	-	-	(3)

Total derivative liabilities	(3)	(1)	(10)	-	(14)

Net asset arising on derivative financial instruments	25	11	9	5	50

The equivalent disclosure for the prior year is as follows:

At 31 December 2016
Derivative assets
Within one year - current assets	-	2	21	-	23

Between one and two years	13	1	-	-	14
Between two and three years	-	-	-	6	6
After five years	33	-	-	-	33
Non-current assets	46	1	-	6	53

Total derivative assets	46	3	21	6	76

Derivative liabilities
Within one year - current liabilities	-	(1)	(31)	-	(32)

Total derivative liabilities	-	(1)	(31)	-	(32)

Net asset/(liability) arising on derivative financial instruments	46	2	(10)	6	44

At 31 December 2017 and 2016, the Group had no master netting or similar arrangements, collateral posting requirements, or enforceable right of set-off agreements with any of its derivative counterparts.

Fair value hedges consist of interest rate swaps and currency swaps. These instruments hedge risks arising from changes in asset/liability fair values due to interest rate and foreign exchange rate movements.

Cash flow hedges consist of forward foreign exchange and commodity contracts and interest rate and currency swaps. These instruments hedge risks arising to future cash flows from movements in foreign exchange rates, commodity prices and interest rates. Cash flow hedges are expected to affect profit and loss over the period to maturity.

Net investment hedges comprise cross-currency swaps and hedge changes in the value of net investments due to currency movements.

The (loss)/profit arising on fair value, cash flow, net investment hedges and related hedged items reflected in the Consolidated Income Statement is shown below:

	2017 €m	2016 €m	2015 €m
Fair value of hedge instruments	(16)	(11)	(16)
Fair value of the hedged items	18	13	13

Components of other comprehensive income - cash flow hedges

Gains/(losses) arising during the year:
- commodity forward contracts	9	14	(2)
- currency forward contracts	(1)	-	-
Total	8	14	(2)

Fair value hierarchy	2017 Level 2 €m	2016 Level 2 €m
Assets measured at fair value
Fair value hedges - cross-currency and interest rate swaps	28	46
Net investment hedges - cross-currency swaps	19	21
Cash flow hedges - cross-currency, interest rate swaps and commodity forwards	12	3
Not designated as hedges (held for trading) - interest rate swaps	5	6
Total	64	76

Liabilities measured at fair value
Fair value hedges - cross-currency and interest rate swaps	(3)	-
Net investment hedges - cross-currency swaps	(10)	(31)
Cash flow hedges - cross-currency, interest rate swaps and commodity forwards	(1)	(1)
Total	(14)	(32)

At 31 December 2017 and 2016 there were no derivatives valued using Level 1 or Level 3 fair value techniques.